Accrued Expenses and Other Liabilities (Details) ¥ in Millions, $ in Millions					6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 26, 2023 USD ($)	Sep. 26, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Sep. 26, 2023 CNY (¥)
Accrued Expenses and Other Liabilities [Line Items]
Equity interest			51.00%				51.00%
Consideration amount			$ 7.2	¥ 51.0
Commitment to Lend			7.2				¥ 51.0
Received loan amount	$ 7.2	¥ 51.0			$ 4.4	¥ 31,000,000.0
Deposits	$ 2.8	¥ 20.0
Third party [Member]
Accrued Expenses and Other Liabilities [Line Items]
Commitment to Lend			$ 6.9				¥ 49.0